Schedule of Purchase Warrants Outstanding (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Warrant one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,646,475
Compensation warrants, exercise price | $ / shares	$ 0.90
Expiry date	May 28, 2026
Warrant two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	104,073
Compensation warrants, exercise price | $ / shares	$ 0.45
Expiry date	May 28, 2026
Warrant three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,228,445
Compensation warrants, exercise price | $ / shares	$ 0.90
Expiry date	May 31, 2026
Warrant four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	72,450
Compensation warrants, exercise price | $ / shares	$ 0.45
Expiry date	May 31, 2026
Warrant five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	306,496
Compensation warrants, exercise price | $ / shares	$ 0.90
Expiry date	Jun. 10, 2026
Warrant six [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	7,819
Compensation warrants, exercise price | $ / shares	$ 0.45
Expiry date	Jun. 10, 2026
Warrant seven [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	452,556
Compensation warrants, exercise price | $ / shares	$ 0.90
Expiry date	Jun. 19, 2026
Warrant eight [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	12,180
Compensation warrants, exercise price | $ / shares	$ 0.45
Expiry date	Jun. 19, 2026
Warrant nine [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,694,520
Compensation warrants, exercise price | $ / shares	$ 0.90
Expiry date	Jun. 28, 2026
Warrant ten [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	400,000
Compensation warrants, exercise price | $ / shares	$ 0.90
Expiry date	Jul. 03, 2026
Warrant eleven [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	30,000
Compensation warrants, exercise price | $ / shares	$ 0.90
Expiry date	Jul. 05, 2026
Warrant twelve [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,100
Compensation warrants, exercise price | $ / shares	$ 0.45
Expiry date	Jul. 05, 2026
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	6,957,114